Contract Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Provision for credit losses	¥ 23,020	$ 3,242	¥ 21,292	¥ 8,598
Different Economic Characteristics [Member]
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Provision for credit losses	¥ 22,148	$ 3,119